Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Cash and Cash Equivalents

	2019		2018
Cash and bank balances	Ps.	4,641	Ps.	7,778
Cash equivalents (see Note 3.5)		15,850		15,949

	Ps.	20,491	Ps.	23,727